Operations of the Bank - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Misiones Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	$ 97,153,149	$ 99,795,879
Deposits liability related to court deposits	12,412,744	11,353,790
Salta Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	57,640,040	143,571,838
Deposits liability related to court deposits	16,058,365	19,124,664
Salta Provincial Government Municipality Of Salta City [Member]
Discription Of Business And Nature Of Operation [line items]
Bank granted loans to government	4,975	2,098
Jujuy Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	50,429,303	38,718,795
Deposits liability related to court deposits	12,300,513	11,971,266
Bank granted loans to government	4,563	18,012
Banco del Tucuman SA [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	328,337,251	92,541,900
Deposits liability related to court deposits	42,211,421	49,135,031
Tucumn Provincial Government The Municipality of San Miguel De Tucumn And The Municipality of Yerba Buena [Member]
Discription Of Business And Nature Of Operation [line items]
Bank granted loans to government	$ 58,717	$ 4,962,620